NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES Schedule of Weighted Average Number of Shares (Details) - shares shares in Millions	3 Months Ended								12 Months Ended
	Jun. 26, 2019	Mar. 27, 2019	Dec. 26, 2018	Sep. 26, 2018	Jun. 27, 2018	Mar. 28, 2018	Dec. 27, 2017	Sep. 27, 2017	Jun. 26, 2019	Jun. 27, 2018	Jun. 28, 2017
Reconciliation of Weighted Average Shares Outstanding [Line Items]
Basic weighted average shares outstanding	37.5	37.5	38.1	40.4	42.6	45.4	46.4	48.3	38.3	45.7	50.6
Weighted average number diluted shares outstanding adjustment									0.8	0.6	0.6
Diluted weighted average shares outstanding	38.3	38.1	38.8	41.1	43.5	46.0	46.9	48.7	39.1	46.3	51.2
Stock options and restricted share awards outstanding excluded from dilutive earnings per share									0.9	1.1	1.0
Stock Options [Member]
Reconciliation of Weighted Average Shares Outstanding [Line Items]
Incremental common shares attributable to dilutive effect of share-based payment arrangements									0.2	0.1	0.2
Restricted Share Award [Member]
Reconciliation of Weighted Average Shares Outstanding [Line Items]
Incremental common shares attributable to dilutive effect of share-based payment arrangements									0.6	0.5	0.4